BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Dec. 24, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Share exchanges		$ 0	$ 0
Share issuance		$ 0	$ 251
Exchangeable shares outstanding (units)
Disclosure of classes of share capital [line items]
Share exchanges (in shares)		(10,675)	(8,465)	(12,308)
Share exchanges		$ 1	$ 1	$ 1
Dividends declared		256	241	220
Dividends paid		$ 256	$ 241	220
Share issuance (in shares)		0	7,441,893
BRHC class C shares outstanding (units)
Disclosure of classes of share capital [line items]
Share exchanges (in shares)		0	0
Dividends declared		$ 293	$ 0	0
Dividends paid		$ 293	$ 0	$ 0
Share issuance (in shares)		0	0
BRHC class B shares outstanding (units)
Disclosure of classes of share capital [line items]
Share exchanges (in shares)		0	0
Share issuance (in shares)	43,661	0	0
Share issuance	$ 1
BEPC Exchangeable Units
Disclosure of classes of share capital [line items]
Ownership, number of shares (in shares)		10,094,152
BEPC Exchangeable Units | Brookfield Corporation And Affiliates
Disclosure of classes of share capital [line items]
Ownership percentage		25.00%
Class A.2 exchangeable shares outstanding (units)
Disclosure of classes of share capital [line items]
Exchangeable units issued (in dollars per share)		$ 23.09
Units outstanding (in dollars per share)		22.79
Ownership cap issued (in dollars per share)		28.48
Ownership cap remeasured (in dollars per share)		$ 27.66
Share exchanges (in shares)		0	0
Share issuance (in shares)		0	0
Ownership, number of shares (in shares)		34,719,683
Ordinary shares
Disclosure of classes of share capital [line items]
Maximum units for normal course issuer bid (in shares)		8,982,042
Percentage of units for normal course issuer bid		5.00%
BEPC Exchangeable Shares
Disclosure of classes of share capital [line items]
Exchangeable units issued (in dollars per share)		$ 23.09
Units outstanding (in dollars per share)		22.79
BRHC Class C Shares
Disclosure of classes of share capital [line items]
Exchangeable units issued (in dollars per share)		23.09
Units outstanding (in dollars per share)		22.79
TerraForm Power | Exchangeable and Class B Shares
Disclosure of classes of share capital [line items]
Units issued (in dollars per share)		$ 28.28